Financial Risk Management - Summary of Borrowings of Interest Rate Changes (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings	$ 32,000
Interest Rate Risk
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings	$ 31,966
Percentage of loans	54.00%
Interest Rate Risk | Hercules Capital, Inc.
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings	$ 31,966
Percentage of loans	54.00%